Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 19,879	$ 211,718	$ 614,395
Accrued interest, prepaid expenses and other receivables	36,504	3,593	81
Total current assets		215,311	614,476
Marketable securities held in Trust Account	13,125,461	12,834,629	116,725,000
Total assets	13,181,844	13,049,940	117,339,476
Current liabilities:
Due to affiliates		3,861
Accrued liabilities	410,825	97,981	18,000
Total current liabilities		101,842	18,000
Promissory note payable	575,000	575,000
Deferred underwriting commissions	4,025,000	4,025,000	4,025,000
Derivative warrant liabilities	575,739	369,902	7,069,300
Total liabilities	5,586,564	5,071,744	11,112,300
Commitments and contingencies (Note 5)
Class A ordinary shares; 1,186,952 shares subject to possible redemption (at redemption value)	13,125,461	12,834,629	116,725,000
Stockholders’ Equity
Preferred stock
Additional paid-in capital
Accumulated deficit	(5,530,469)	(4,856,721)	(10,498,112)
Total stockholders’ equity (deficit)	(5,530,181)	(4,856,433)	(10,497,824)
Total liabilities and stockholders’ equity	13,181,844	13,049,940	117,339,476
Jet Token, Inc. [Member]
Current assets:
Cash and cash equivalents	638,242	1,527,391	643,494
Other current assets	185,985	357,861	79,548
Total current assets	824,227	1,885,252	723,042
Property and equipment, net	9,313	5,814	7,495
Intangible assets, net	105,832	155,009	287,711
Right-of-use asset	1,828,882	2,081,568
Investment in joint venture	100,000
Other assets	748,111	762,976	1,122,789
Total assets	3,616,365	4,890,619	2,141,037
Current liabilities:
Accounts payable	497,706	242,933	296,201
Accrued liabilities	763,529	951,689	116,113
Deferred revenue	1,099,543	933,361	436,331
Related party advances			200,196
Lease liability, current portion	502,450	494,979
Line of credit			194,727
Total current liabilities	2,863,228	2,622,962	1,243,568
Lease liability, net of current portion	1,278,257	1,531,364
Total liabilities	4,141,485	4,154,326	1,243,568
Commitments and contingencies (Note 5)
Stockholders’ Equity
Preferred stock
Common stock	8	8	8
Subscription receivable	(25,479)	(15,544)	(96,600)
Additional paid-in capital	30,599,657	26,682,909	19,177,938
Accumulated deficit	(31,824,206)	(26,655,980)	(18,917,777)
Total stockholders’ equity (deficit)	(525,120)	736,293	897,469
Total liabilities and stockholders’ equity	3,616,365	4,890,619	2,141,037
Related Party [Member]
Current liabilities:
Due to affiliates		3,861
Common Class A [Member]
Current liabilities:
Class A ordinary shares; 1,186,952 shares subject to possible redemption (at redemption value)	13,130,000
Stockholders’ Equity
Common stock
Common Class B [Member]
Stockholders’ Equity
Common stock	288	288	288
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Preferred stock	20,500	20,500	29,500
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Preferred stock	704,396	704,396	704,396
Nonvoting Common Stock [Member]
Stockholders’ Equity
Total stockholders’ equity (deficit)
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Common stock	4	4	4
Total stockholders’ equity (deficit)	$ 4	$ 4	$ 4